PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND DEPOSITS
Prepaid expenses	$ 1,966,959	$ 761,595
Mineral license deposits	212,098	496,608
Prepaid expenses and deposits, end of year	$ 2,179,057	$ 1,258,203